Net other operating expense (Tables)	12 Months Ended
Dec. 31, 2019
Net other operating expense [Abstract]
Net other operating expense

Other operating income and other operating expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Other operating income
Gain on sale of assets:
Loans	~~W~~	50,707	—	—
Loans at amortized cost		—	40,624	18,298
Others:
Gain on hedged items		634,695	418,390	564,438
Reversal of allowance for acceptances and guarantee		—	2,834	19,329
Gain on trust account		14	—	27
Reversal of other allowance		286,932	5,033	11,194
Others		82,375	131,345	97,777

		1,004,016	557,602	692,765

		1,054,723	598,226	711,063

Other operating expense
Loss on sale of assets:
Loans		(8,394)	—	—
Loans at amortized cost		—	(14,271)	(27,291)
Others:
Loss on hedged items		(629,754)	(406,872)	(596,533)
Contribution		(252,419)	(283,331)	(311,336)
Provision for acceptances and guarantee allowance		(2,548)	—	—
Provision for other allowance		(12,133)	(13,036)	(6,939)
Depreciation of operating lease assets		(12,943)	(56,570)	(98,288)
Others		(599,524)	(653,501)	(857,918)

		(1,509,321)	(1,413,310)	(1,871,014)

		(1,517,715)	(1,427,581)	(1,898,305)

Net other operating expenses	~~W~~	(462,992)	(829,355)	(1,187,242)